Stockholders' Equity - Schedule of Stock Option Activity (Details) (Lazy Days' R.V. Center, Inc.) (Parenthetical) - Lazydays' RV Center Inc [Member]	1 Months Ended
Apr. 30, 2017 $ / shares shares
Number of options for purchase of common stock | shares	216,667
Exercise Price Range One [Member]
Range of exercise prices, upper	$ 26.00
Range of exercise prices, lower	21.77
Exercise Price Range Two [Member]
Range of exercise prices, upper	26.00
Range of exercise prices, lower	$ 22.77